Common Stock (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Common stock issued for capital formation	500,000
Price of common stock issued	$ 0.20
Maximum proceed from issue of common stock	$ 100,000